RETIREMENT BENEFIT OBLIGATION (Details 1)	Dec. 31, 2021	Dec. 31, 2020
Current service Cost and interest cost [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	8.30%	7.90%
Current service Cost and interest cost [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	9.50%	9.00%
Accrued liability [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	7.90%	7.50%
Accrued liability [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	9.10%	8.50%